LAND USE RIGHTS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2016 USD ($)
Land use rights, net	¥ 30,740	¥ 31,722		$ 4,603
Amortization of Intangible Assets	7,710	7,670	¥ 5,665
Use Rights [Member]
Amortization of Intangible Assets	981	978	¥ 1,027
Asset Pledged As Collateral [Member]
Land use rights, net	¥ 17,867	¥ 18,519